Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2022 € / £	Jun. 30, 2022 $ / £	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 € / £	Jun. 30, 2021 $ / £	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 € / £	Jun. 30, 2020 $ / £	Jun. 30, 2020 GBP (£)
Financial risk management activities
Net debt | £			£ 514,899				£ 419,578				£ 474,076
Closing exchange rate	1.1630	1.2151			1.1651	1.3820			1.0998	1.2374
US dollar
Financial risk management activities
Net debt				$ 613,000				$ 626,300
Hedged future USD revenues				(22,800)				(61,453)
Unhedged USD borrowings				590,200				564,847
Borrowings | US dollar
Financial risk management activities
Net debt				650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (121,223)				£ (110,658)				£ (51,539)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (37,000)				$ (23,700)